PACIFIC GLOBAL ETFs
PACIFIC GLOBAL FOCUSED HIGH YIELD ETF
Portfolio of Investments
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
CORPORATE BONDS - 79.8%
Basic Materials - 0.8%
Novelis Corp., 5.88%, 09/30/2026 (a)	$200,000	$205,750
		205,750
Communications - 18.4%
CCO Holdings LLC, 5.00%, 02/01/2028 (a)	475,000	499,225
CenturyLink, Inc., 7.50%, 04/01/2024	500,000	560,425
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	500,000	486,003
CommScope Technologies LLC, 6.00%, 06/15/2025 (a)	280,000	284,172
CommScope, Inc., 6.00%, 03/01/2026 (a)	150,000	156,572
CSC Holdings LLC, 5.38%, 02/01/2028 (a)	275,000	291,156
CSC Holdings LLC, 6.50%, 02/01/2029 (a)	450,000	499,781
Diamond Sports Group LLC / Diamond Sports Finance Co., 12.75%, 12/01/2026 (a)	245,000	197,225
iHeartCommunications, Inc., 8.38%, 05/01/2027	200,000	197,363
Netflix, Inc., 4.88%, 06/15/2030 (a)	275,000	314,016
Outfront Media, Inc., 5.00%, 08/15/2027 (a)	325,000	317,424
Sprint Corp., 7.63%, 03/01/2026	500,000	604,950
Sprint Corp., 7.88%, 09/15/2023	250,000	287,656
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	200,000	213,358
		4,909,326
Consumer, Cyclical - 18.4%
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	275,000	277,515
Beazer Homes USA, Inc., 7.25%, 10/15/2029	250,000	268,914
Boyd Gaming Corp., 6.38%, 04/01/2026	375,000	390,967
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	400,000	387,526
Cedar Fair LP, 5.25%, 07/15/2029 (a)	500,000	480,845
Core & Main LP, 6.13%, 08/15/2025	275,000	279,070
Ford Motor Co., 4.35%, 12/08/2026	250,000	247,125
Ford Motor Co., 7.45%, 07/16/2031 (a)	375,000	433,359
Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	325,000	271,781
Golden Nugget, Inc., 8.75%, 10/01/2025	250,000	197,656
Lennar Corp., 4.75%, 11/29/2027 (a)	250,000	285,750
Mattel, Inc., 6.75%, 12/31/2025 (a)	275,000	290,400
Michaels Stores, Inc., 8.00%, 07/15/2027 (a)	275,000	287,840
Scientific Games International, Inc., 8.25%, 03/15/2026 (a)	250,000	261,449
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/2025	250,000	260,365
Tesla, Inc., 5.30%, 08/15/2025 (a)	275,000	284,969
		4,905,531
Consumer, Non-cyclical - 13.1%
Ahern Rentals, Inc., 7.38%, 05/15/2023 (a)	400,000	213,500
Albertsons LLC, 5.75%, 03/15/2025 (a)	221,000	228,778
Albertsons LLC, 5.88%, 02/15/2028 (a)	250,000	267,298
Allied Universal Holdco LLC, 9.75%, 07/15/2027	350,000	380,891
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	250,000	275,041
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	275,000	289,074
CHS/Community Health Systems, Inc., 6.63%, 02/15/2025	250,000	242,475
HCA, Inc., 5.63%, 09/01/2028 (a)	475,000	544,219
Kraft Heinz Foods Co., 4.25%, 03/01/2031 (a)	200,000	219,979
Prime Security Services Borrower LLC, 5.75%, 04/15/2026 (a)	275,000	294,689
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/01/2026 (a)	200,000	213,000
Tenet Healthcare Corp., 6.75%, 06/15/2023	325,000	341,575
		3,510,519
Energy - 8.1%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	300,000	334,393
EnLink Midstream Partners LP, 4.15%, 06/01/2025	425,000	367,000
Occidental Petroleum Corp., 2.70%, 08/15/2022	183,000	171,324
Occidental Petroleum Corp., 2.90%, 08/15/2024	250,000	212,575
Parsley Energy LLC, 5.63%, 10/15/2027 (a)	150,000	149,531
Range Resources Corp., 5.00%, 03/15/2023	113,000	107,562
Southwestern Energy Co., 6.45%, 01/23/2025	175,000	169,969
Targa Resources Partners Corp., 5.88%, 04/15/2026	450,000	462,859
USA Compression Partners LP, 6.88%, 09/01/2027	200,000	198,662
		2,173,875
Financials - 8.0%
Ally Financial, Inc., 5.75%, 11/20/2025	500,000	561,462
Howard Hughes Corp., 5.38%, 03/15/2025 (a)	525,000	534,765
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	325,000	339,015
OneMain Finance Corp., 6.13%, 03/15/2024	400,000	419,500
OneMain Finance Corp., 7.13%, 03/15/2026	250,000	279,614
		2,134,356
Industrial - 10.5%
Berry Global, Inc., 4.50%, 02/15/2026 (a)	400,000	404,750
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)	250,000	253,088
Gates Global LLC, / Gates Corp., 6.25%, 01/15/2026 (a)	250,000	258,115
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (a)	200,000	201,000
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025 (a)	275,000	259,187
Standard Industries Inc., 4.75%, 01/15/2028 (a)	375,000	390,000
TransDigm, Inc., 6.25%, 03/15/2026	500,000	522,775
TransDigm, Inc., 6.38%, 06/15/2026 (a)	250,000	251,563
Vertical US Newco, Inc., 5.25%, 07/15/2027 (a)	250,000	260,285
		2,800,763
Utilities - 2.5%
Talen Energy Supply LLC, 7.25%, 05/15/2027 (a)	275,000	274,535
Vistra Operations Co. LLC, 5.63%, 02/15/2027 (a)	375,000	396,248
		670,783
Total Corporate Bonds
(Cost $21,399,810)		21,310,903

FOREIGN BONDS - 14.5%
Basic Materials - 1.1%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	275,000	286,949

Communications - 2.8%
Altice France SA, 7.38%, 05/01/2026 (a)	400,000	419,580
Virgin Media Secured Finance Plc, 5.50%, 08/15/2026 (a)	325,000	339,422
		759,002
Consumer, Cyclical - 3.0%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 01/15/2028 (a)	250,000	255,373
Panther Finance Co., Inc., 6.25%, 05/15/2026 (a)	325,000	341,388
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	250,000	194,844
		791,605
Consumer, Non-cyclical - 4.0%
Bausch Health Cos, Inc., 6.13%, 04/15/2025 (a)	475,000	486,756
JBS Investments II GMBH, 7.00%, 01/15/2026 (a)	275,000	294,011
JBS Investments II GMBH, 5.75%, 01/15/2028 (a)	275,000	287,031
		1,067,798
Financials - 1.2%
Barclays Plc, 5.20%, 05/12/2026	275,000	305,698

Industrial - 2.4%
Ardagh Packaging Finance Plc, 5.25%, 08/15/2027 (a)	275,000	280,500
Bombardier, Inc., 7.50%, 03/15/2025 (a)	275,000	206,594
GFL Environmental, Inc., 7.00%, 06/01/2026 (a)	150,000	158,411
		645,505
Total Foreign Bonds
(Cost $4,234,117)		3,856,557

SHORT TERM INVESTMENTS - 4.5%	Shares
First American Treasury Obligations Fund - Class X, 0.056% (b)	1,212,863	1,212,863
Total Short Term Investments
(Cost $1,212,863)		1,212,863

TOTAL INVESTMENTS - 98.8%
(Cost $26,846,790)		26,380,323
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		358,220
TOTAL NET ASSETS - 100.0%		$26,738,543

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b) Seven-day yield as of September 30, 2020

Glossary:
Ltd. - Private Limited Company
Plc - Public Limited Company
LP - Limited Partnership

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL FOCUSED HIGH YIELD ETF
Portfolio Allocations
September 30, 2020 (Unaudited)

Asset Type Allocation
Corporate Bonds	79.8%
Foreign Bonds	14.5%
Short Term Investments	4.5%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Net Assets	100.0%

Sector Allocation
Consumer, Cyclical	21.4%
Communications	21.2%
Consumer, Non-cyclical	17.1%
Industrial	12.9%
Financials	9.2%
Energy	8.1%
Short Term Investments	4.5%
Utilities	2.5%
Basic Materials	1.9%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of September 30, 2020, based on the inputs used to value them:

Pacific Global Focused High Yield ETF
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$21,310,903	$-	$21,310,903
Foreign Bonds	-	3,856,557	-	3,856,557
Short Term Investments	1,212,863	-	-	1,212,863
Total	$1,212,863	$25,167,460	$-	$26,380,323